Long-Term Debt, Net (Details)												1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 23, 2025 USD ($)	May 17, 2024 USD ($)	Nov. 29, 2023 USD ($) shares	Nov. 27, 2023 USD ($) shares	Jul. 31, 2023 USD ($) shares	Jul. 25, 2023 USD ($) shares	Nov. 08, 2021 USD ($)	Aug. 04, 2021 USD ($)	Jun. 20, 2020 USD ($)	Jun. 09, 2020 USD ($)	May 08, 2020 USD ($)	Jan. 31, 2022 USD ($)	Sep. 30, 2025 USD ($) $ / item	Jun. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Mar. 31, 2022	Sep. 30, 2025 USD ($) $ / item	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares $ / item shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Apr. 30, 2025 USD ($)
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Face Amount													$ 5,000,000				$ 5,000,000
Debt Conversion, Original Debt, Amount			$ 60,303,000		$ 4,297,000
Debt Instrument, Convertible, Terms of Conversion Feature																	Subject to the satisfaction of certain equity conditions, the terms of the Restructuring Agreement require the holder to voluntarily convert certain interest payments when due under the Note at 95% of the lower of (i) the then in effect conversion price and (ii) the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.		Subject to the satisfaction of certain equity conditions, the terms of the Restructuring Agreement require the holder to voluntarily convert certain interest payments when due under the Note at 95% of the lower of (i) the then in effect conversion price and (ii) the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Debt Instrument, Redemption Price, Percentage																	15.00%		15.00%
Amortization of Debt Discount (Premium)													0		$ 273,000		$ 150,000	$ 1,978,000	$ 2,258,000	$ 13,134,000
Interest Expense, Other																			$ 700,000	3,300,000
Accretion Expense															$ 300,000		$ 200,000	$ 2,000,000
Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Maturity Date							Apr. 05, 2025										Apr. 05, 2026		Apr. 05, 2026
Debt Instrument, Face Amount							$ 100,000,000						$ 100,000,000,000				$ 100,000,000,000		$ 100,000,000
Debt, Original Issue Discount Rate							16.00%															16.00%
Proceeds from Debt, Net of Issuance Costs							$ 84,000,000
Debt Conversion, Original Debt, Amount																			$ 900,000	$ 1,650,000	$ 8,550,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares														7,118,843					823,294	527,910	598,695
Debt Instrument, Convertible, Terms of Conversion Feature					upon satisfaction of all applicable closing conditions, including, without limitation, the Company having obtained any stockholder approval required for the consummation of the transactions and the issuance of the common stock issuable upon the conversion of all of the shares of Series A Preferred Stock (unless waived by the applicable other party), in the final exchange (the “Final Series A Exchange”), the parties agreed to exchange the remaining $16.7 million of the outstanding principal balance subject to the Series A Exchanges for 9,000 shares of Series A Preferred Stock on a date mutually agreed to by the Company and the Investor.	As part of the First Exchange Agreement, the Company also agreed to allow for the conversion of up to an additional $9.0 million of principal (together with any accrued and unpaid interest thereon) of the Note at a conversion price equal to 97.5% of the lower of (x) the then in effect conversion price and (y) the lowest volume weighted average price of the Company’s common stock during the five trading days immediately prior to such conversion; and the Investor agreed to waive any interest that would otherwise accrue on the Note during the period commencing on April 1, 2023 through, and including, December 31, 2023.											At any time following the first anniversary of the issuance date of the Note, but only if the closing bid price of our common stock on the immediately prior trading day is less than $6.50, the holder of the Note shall have the option to convert, at such holder’s option, pro rata, up to $30 million of the principal amount of the Note (in $250,000 increments) at the “alternate optional conversion price,” which is equal to the lower of (i) the then in effect conversion price and (ii) the greater of (x).the Note’s $1.67 floor price or (y) 98% of the market price on the conversion date.		At any time following the first anniversary of the issuance date of the Note, but only if the closing bid price of our common stock on the immediately prior trading day is less than $6.50, the holder of the Note shall have the option to convert, at such holder’s option, pro rata, up to $30 million of the principal amount of the Note (in $250,000 increments) at the “alternate optional conversion price,” which is equal to the lower of (i) the then in effect conversion price and (ii) the greater of (x).the Note’s $1.67 floor price or (y) 98% of the market price on the conversion date.
Remaining Outstanding Principal					$ 16,700,000							$ 6,000,000		$ 4
Shares Subject To Exchange (in Shares) | shares					9,000
Gain (Loss) on Extinguishment of Debt					$ 1,300,000
Repayments of Debt												$ 6,900,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares														$ 0.58					$ 1.1	$ 1.18	$ 1.43
Debt Instrument, Covenant Description																			The Note is the senior unsecured obligation of the Company and not the financial obligation of our subsidiaries. Until such date as the principal amount of the Note is $5 million or less, all payments due under the Note will be senior to all other indebtedness of the Company and/or any of its subsidiaries.
Debt Instrument, Interest Rate, Stated Percentage													8.00%				8.00%		8.00%
Debt, Late Charge, Percentage																	15.00%		15.00%
Debt Instrument, Debt Default, Description of Violation or Event of Default																	If an event of default has occurred under the Note, the holder may alternatively elect to convert the Note (subject to an additional 15% redemption premium) at the “alternate event of default conversion price” equal to the lesser of: ● the fixed conversion price then in effect; and the greater of: ● the floor price; and ● 80% of the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.		If an event of default has occurred under the Note, the holder may alternatively elect to convert the Note (subject to an additional 15% redemption premium) at the “alternate event of default conversion price” equal to the lesser of: ●the fixed conversion price then in effect; and the greater of: ●the floor price; and ●80% of the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.
Debt, Ownership Limitations																	The Note may not be converted, and shares of common stock may not be issued under the Note if, after giving effect to the conversion or issuance, the applicable holder of the Note (together with its affiliates, if any) would beneficially own in excess of 4.99% of the Company’s outstanding shares of common stock, which is referred to herein as the “Note Blocker”. The Note Blocker may be raised or lowered to any other percentage not in excess of 9.99% at the option of the applicable holder of the Note, except that any raise will only be effective upon 61 days’ prior notice to us.		The Note may not be converted, and shares of common stock may not be issued under the Note if, after giving effect to the conversion or issuance, the applicable holder of the Note (together with its affiliates, if any) would beneficially own in excess of 4.99% of the Company’s outstanding shares of common stock, which is referred to herein as the “Note Blocker”. The Note Blocker may be raised or lowered to any other percentage not in excess of 9.99% at the option of the applicable holder of the Note, except that any raise will only be effective upon 61 days’ prior notice to us.
Debt Instrument, Redemption, Description																	At any time no event of default exists, the Company may redeem all, but not less than all, of the Note outstanding in cash all, or any portion, of the Note at a 5% redemption premium to the greater of the face value and the equity value of the Company’s common stock underlying the Note		At any time no event of default exists, the Company may redeem all, but not less than all, of the Note outstanding in cash all, or any portion, of the Note at a 5% redemption premium to the greater of the face value and the equity value of the Company’s common stock underlying the Note
Amortization of Debt Discount (Premium)																	$ 1,555,000		$ 2,351,000	$ 20,443,000	$ 16,996,000	$ 3,435,000
SBA CARES Act Loan [Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Maturity Date																	Jun. 01, 2050		Jun. 01, 2050
Debt Instrument, Face Amount									$ 149,900	$ 149,900	$ 150,000		$ 149,900,000				$ 149,900,000		$ 149,900
Debt Instrument, Interest Rate, Stated Percentage									3.75%	3.75%	3.75%		3.75%				3.75%		3.75%
Debt Instrument, Term									30 years	30 years	27 years
Debt Instrument, Periodic Payment									$ 731	$ 731
Outstanding Balance of Note Reduced													$ 150,000				$ 150,000		$ 155,000	146,000
Economic Injury Disaster Loan (“EIDL”) [Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Maturity Date																	May 08, 2050		May 08, 2050
Debt Instrument, Face Amount								$ 500,000					$ 500,000,000				$ 500,000,000		$ 500,000
Debt Instrument, Interest Rate, Stated Percentage													3.75%				3.75%		3.75%
Debt Instrument, Periodic Payment								2,477			$ 731
Debt Instrument, Increase (Decrease), Net								$ 350,000
Outstanding Balance of Note Reduced													$ 478,000				$ 478,000		$ 475,000	$ 487,000
Exchange Agreement [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Original Debt, Amount						$ 22,700,000
Second Exchange Agreement [Member]
Long-Term Debt, Net (Details) [Line Items]
Gain (Loss) on Extinguishment of Debt				$ 22,500,000
Forbearance Agreement [Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Periodic Payment, Interest		$ 380,000
Debt Instrument, Fee Amount		80,000
Preferred Stock Repurchase and Note Repayment Agreement [Member]
Long-Term Debt, Net (Details) [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock	$ 17,000,000
Repurchase Agreements, Maturities	The Repurchase Agreement provides for the payment of the Repurchase Price in two installments, the first in the amount of $13.0 million (the “First Installment”), which was paid on January 27, 2025. The second installment, in the amount of $4.0 million (the “Second Installment”), is due and payable on or before April 30, 2025 (the “Second Installment Date”), and the maturity date of the Note is advanced to such date.
Outstanding Balance of Note Reduced	$ 4,000,000																						$ 4,000,000
Interest Expense [Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Original Debt, Amount					1,703,000
Interest Expense [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 1,700,000
Adjustment Measuring Price [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Description																the Company (i) failed to process at least $750 million in transaction volume or (ii) had revenue that was less than $12 million, the Note’s fixed conversion price then in effect exceeded the greater of (x) the Note’s $1.67 floor and (y) 140% of the market price as of April 1, 2022 (the “Adjustment Measuring Price”), on April 1, 2022, the fixed conversion price automatically adjusted to the Adjustment Measuring Price.
Restructuring Agreement [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Description																the Company agreed to allow for the conversion of up to $4.5 million of principal (together with any accrued and unpaid interest thereon) of the Note at a conversion price equal to the lesser of (i) $2.40 and (ii) 97.5% of the lower of (x) the then in effect conversion price and (y) the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.
Exchange Agreement [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Description																the Company agreed to allow for the conversion of up to an additional $9.0 million of principal (together with any accrued and unpaid interest thereon) of the Note at a conversion price equal to 97.5% of the lower of (x) the then in effect conversion price and (y) the lowest volume weighted average price of our common stock during the five trading days immediately prior to such conversion.
One Year Alternate Optional Conversion [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Instrument, Face Amount													$ 30,000,000				$ 30,000,000		$ 30,000,000
Derivative, Floor Price (in Dollars per Item) | $ / item													1.67				1.67		1.67
Share-Based Compensation Arrangement by Share-Based Payment Award, Discount from Market Price, Offering Date																	98.00%		98.00%
Interest Expense [Member] | Forbearance Agreement [Member]
Long-Term Debt, Net (Details) [Line Items]
Repayments of Debt		$ 80,000
Series A Preferred Stock [Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares					6,000
Shares Issued to Investor (in Shares) | shares			6,000
Shares Issued to Investor, Value			$ 16,700,000
Series A Preferred Stock [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares					6,000	15,000
Series A Preferred Stock [Member] | Second Exchange Agreement [Member]
Long-Term Debt, Net (Details) [Line Items]
Remaining Outstanding Principal				$ 16,700,000	$ 16,700,000
Shares Subject To Exchange (in Shares) | shares				9,000	9,000
Series A Preferred Stock [Member] | Principal [Member] | Senior Convertible Debt ]Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 4,300,000
Series B Preferred Stock [Member]
Long-Term Debt, Net (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares			55,000
Shares Issued to Investor (in Shares) | shares			55,000
Shares Issued to Investor, Value			$ 3,000,000
Series B Preferred Stock [Member] | Second Exchange Agreement [Member]
Long-Term Debt, Net (Details) [Line Items]
Remaining Outstanding Principal				$ 60,300,000
Shares Subject To Exchange (in Shares) | shares				55,000
Proceeds from Issuance of Convertible Preferred Stock				$ 3,000,000
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 3,000,000